STOCKHOLDERS' EQUITY (Schedule of Common Stock) (Details) (ILS)	Dec. 31, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
Ordinary shares, par value	0.3333	0.3333
Ordinary shares, registered	60,000,000	60,000,000
Ordinary shares, issued and fully paid	23,475,431	23,475,431